Schedule of Changes in the Allowance of Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Balance, beginning of period	$ 1,388	$ 1,050
Additions	517	587
Deductions/adjustments	(412)	(249)
Balance, end of period	$ 1,493	$ 1,388